Financial Risk Management	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Risk Management

Note 16 – Financial Risk Management

The Company manages capital to ensure that all group enterprises will be able to continue as going concern while maximizing the return to shareholders through the optimization of debt and equity balances. The overall strategy in this regard has remained unchanged since 2012.

Capital Structure

The Company’s capital structure consists of equity and external debt obtained through issuance of convertible notes. The Company is not subject to any externally imposed capital requirements or covenants. The capital structure is reviewed on an ongoing basis for the adequacy of the Company’s capital compared to the resources required for carrying out ordinary activities.

Development in the Company’s share capital and treasury shares reserves are described in the following sections. Other equity reserves are described in Note 2 “Summary of Significant Accounting Policies”.

Share Capital

The share capital of Ascendis Pharma A/S consists of 57,152,295 fully paid shares at a nominal value of DKK 1, all in the same share class.

The number of outstanding shares of the Company are as follows:

	2022	2021	2020	2019	2018
	(Number)
Changes in share capital
At January 1	56,937,682	53,750,386	47,985,837	42,135,448	36,984,292
Increase through cash contributions	214,613	3,187,296	5,764,549	5,850,389	5,151,156
At December 31	57,152,295	56,937,682	53,750,386	47,985,837	42,135,448

Treasury Shares Reserve

The holding of treasury shares are as follows:

	Nominal value	Holding	Holding in % of total outstanding shares
	(EUR’000)	(Number)
Treasury shares
At January 1, 2021	—	—	—
Acquired from third parties	21	154,837	—
At December 31, 2021	21	154,837	0.3%
Acquired from third parties	134	1,000,000	—
Transferred under stock incentive programs	(6)	(41,685)	—
At December 31, 2022	149	1,113,152	2.0%

Financial Risk Management Objectives

The Company regularly monitors the access to domestic and international financial markets, manages the financial risks relating to its operations, and analyze exposures to risk, including market risk, such as foreign currency risk and interest rate risk, credit risk and liquidity risk.

The Company’s financial risk exposure and risk management policies are described in the following sections.

Market Risk

The Company’s activities expose the group enterprises to the financial risks of changes in foreign currency exchange rates and interest rates. Derivative financial instruments are not applied to manage exposure to such risks.

Foreign Currency Risk Management

The Company is exposed to foreign currency exchange risks arising from various currency exposures, primarily with respect to the U.S. Dollar (“USD”).

Foreign currency exchange risks are unchanged to prior year, and primarily relate to sale and purchases in foreign currencies, and cash, cash equivalents and marketable securities, countered by convertible notes. The exposure from foreign currency exchange risks is managed by maintaining cash positions in the currencies in which the majority of future expenses are denominated, and payments are made from those reserves.

Foreign Currency Sensitivity Analysis

The following table details how a strengthening of the USD against the EUR would impact profit and loss, and equity before tax at the reporting date. A similar weakening of the USD would have the opposite effect with similar amounts. A positive number indicates an increase in profit or loss and equity before tax, while a negative number indicates the opposite. The sensitivity analysis is deemed representative of the inherent foreign currency exchange risk associated with the operations.

		Hypothetical impact on consolidated financial statements
	Nominal positions (net)	Increase in foreign currency exchange rate	Profit and loss before tax	Equity before tax
	(EUR ‘000)
USD/EUR
December 31, 2022	60,581	10%	6,058	6,058
December 31, 2021	549,243	10%	54,924	54,924

Interest Rate Risk Management

Outstanding convertible notes comprise a 2.25% coupon fixed rate structure. In addition, interest rate on lease liabilities is fixed at the lease commencement date. Future indebtedness including those related to lease arrangements, if any, may be subject to higher interest rates. In addition, future interest income from interest-bearing bank deposits and marketable securities may fall short of expectations due to changes in interest rates.

Rate structure of marketable securities are specified below:

	December 31, 2022		December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR’000)
Marketable securities specified by rate structure
Fixed rate	205,825	203,543	323,176	322,556
Floating rate	11,787	11,773	17,975	17,968
Zero-coupon	80,568	80,527	2,207	2,207
Total marketable securities	298,180	295,843	343,358	342,731

Derivative liabilities are measured at fair value through profit or loss. Accordingly, since the fair value is exposed from the development in interest rates, the profit or loss is exposed to volatility from such development. The effects of interest rate fluctuations are not considered a material risk to the Company’s financial position. Accordingly, no interest sensitivity analysis has been presented.

Credit Risk Management

The Company has adopted an investment policy with the primary purpose of preserving capital, fulfilling liquidity needs and diversifying the risks associated with cash, cash equivalents and marketable securities. This investment policy establishes minimum ratings for institutions with which the Company holds cash and cash equivalents, as well as rating and concentration limits for marketable securities held.

The exposure to credit risk primarily relates to cash, cash equivalents, and marketable securities. The credit risk on bank deposits is limited because the counterparties, holding significant deposits, are banks with minimum credit-ratings of A3/A- assigned by international credit-rating agencies. The banks are reviewed on a regular basis and deposits may be transferred during the year to mitigate credit risk. In order to mitigate the concentration of credit risks on bank deposits and to preserve capital, a portion of the bank deposits have been placed into primarily U.S. government bonds, treasury bills, corporate bonds, and agency bonds. The Company’s investment policy, approved by the Board of Directors, only allows investment in marketable securities having investment grade credit-ratings, assigned by international credit-rating agencies. Accordingly, the risk from probability of default is low. On each reporting date, the risk of expected credit loss on bank deposits and marketable securities, including the hypothetical impact arising from the probability of default is considered in conjunction with the expected loss caused by default by banks or securities with similar credit-ratings and attributes. In line with previous periods, this assessment did not reveal a material impairment loss, and accordingly no provision for expected credit loss has been recognized.

Marketable securities specified by investment grade credit rating are specified below:

	December 31, 2022		December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR’000)
Marketable securities specified by investment grade credit rating
High grade	203,530	202,048	144,307	144,030
Upper medium grade	94,650	93,795	196,909	196,566
Lower medium grade	—	—	2,142	2,135
Total marketable securities	298,180	295,843	343,358	342,731

At the reporting dates, there are no significant overdue trade receivable balances. As a result, write-down to accommodate expected credit-losses is not deemed material.

Liquidity Risk Management

Historically, the risk of insufficient funds has been addressed through proceeds from sale of the Company’s securities in private and public offerings and in 2022, through issuance of convertible notes.

Liquidity risk is managed by maintaining adequate cash reserves and banking facilities, and by matching the maturity profiles of marketable securities with cash-forecasts. The risk of shortage of funds is monitored, using a liquidity planning tool, to ensure sufficient funds are available to settle liabilities as they fall due.

Besides marketable securities and deposits, the Company’s financial assets are recoverable within twelve months after the reporting date. The composition of the marketable securities portfolio and its maturity profiles are specified in the following table.

	December 31, 2022		December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR’000)
Marketable securities specified by security type
U.S. Treasury bills	79,086	79,043	—	—
U.S. Government bonds	99,337	98,075	95,408	95,211
Commercial papers	—	—	2,207	2,207
Corporate bonds	104,236	103,301	226,771	226,379
Agency bonds	15,521	15,424	18,972	18,934
Total marketable securities	298,180	295,843	343,358	342,731
Classified based on maturity profiles
Non-current assets	7,492	7,201	107,561	107,175
Current assets	290,688	288,642	235,797	235,556
Total marketable securities	298,180	295,843	343,358	342,731

Marketable securities have a weighted average duration of 3.0 and 12.6 months, for current (i.e., those maturing within twelve months after the reporting date) and non-current positions, respectively. The entire portfolio of marketable securities (current and non-current) has a weighted average duration of 3.2 months.

Maturity analysis

Contractual cashflows for non-derivative financial liabilities recognized in the consolidated statements of financial position are specified below.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
Financial liabilities
December 31, 2022
Borrowings
Lease liabilities	13,996	53,821	60,946	128,763	109,191
Convertible senior notes	12,130	48,519	545,161	605,810	399,186
Total borrowings	26,126	102,340	606,107	734,573	508,377
Trade payables and accrued expenses	101,032	—	—	101,032	101,032
Total financial liabilities	127,158	102,340	606,107	835,605	609,409

Financial liabilities
December 31, 2021
Borrowings
Lease liabilities	7,098	51,442	68,378	126,918	104,961
Total borrowings	7,098	51,442	68,378	126,918	104,961
Trade payables and accrued expenses	59,417	—	—	59,417	59,417
Total financial liabilities	66,515	51,442	68,378	186,335	164,378